Tax expense - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 23, 2019	Jan. 01, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.00%	19.00%	19.25%
Effective tax rate	32.70%	18.50%	44.20%
Impairment loss	€ 1,589	€ 297	€ 219
Increase in taxable gain for acquisition of FCA North America				€ 2,500
Previously forfeited Italian tax loss carryforwards				400
Tax effect on previously forfeited Italian tax loss carryforwards				96
Increase in taxable gain for acquisition of FCA North America, net of previously unrecognised Italian tax loss carryforwards				2,100
Tax effect on increase in taxable gain for acquisition of FCA North America, net of previously unrecognised Italian tax loss carryforwards				€ 504
Deferred tax assets	1,689	1,814
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,824	6,962	6,798		€ 7,222
Unrecognised deferred tax assets, deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,113	898
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,861	4,963	4,718		4,963
Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,943	3,987
Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,056	4,885	€ 4,680		€ 4,885
North America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	831
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,888	1,532
Brazil | Recognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	131	133
Brazil | Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,757	1,399
Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	179
Deferred tax assets	3,263	3,370
Italy | Recognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	705	884
Italy | Unrecognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,558	2,486
Japan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	151
Deferred tax assets	151	162
Japan | Recognized deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	151	€ 0
Rationalization of product portfolio plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impairment loss	€ 1,376